Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets:
Cash and cash equivalents	¥ 100,559	¥ 105,293
Notes and accounts receivable:
Trade notes	71,713	56,185
Trade accounts	321,451	300,229
Less: Allowance for doubtful notes and accounts receivable	(2,404)	(2,806)
Short-term finance receivables-net	108,160	100,437
Inventories	202,070	174,217
Other current assets	64,463	43,649
Total current assets	866,012	777,204
Investments and long-term finance receivables:
Investments in and loan receivables from affiliated companies	17,971	16,569
Other investments	101,705	100,498
Long-term finance receivables-net	204,272	199,829
Total investments and long-term finance receivables	323,948	316,896
Property, plant, and equipment:
Land	89,529	89,435
Buildings	226,598	217,738
Machinery and equipment	361,433	352,064
Construction in progress	8,079	9,631
Total	685,639	668,868
Accumulated depreciation	(460,572)	(451,510)
Net property, plant, and equipment	225,067	217,358
Other assets:
Goodwill and intangible assets-net	26,904	7,441
Long-term trade accounts receivable	31,409	27,487
Other	15,204	11,398
Less: Allowance for doubtful non-current receivables	(875)	(932)
Total other assets	72,642	45,394
Total	1,487,669	1,356,852
Current liabilities:
Short-term borrowings	69,623	76,642
Trade notes payable	16,905	13,978
Trade accounts payable	199,072	150,825
Advances received from customers	6,983	3,270
Notes and accounts payable for capital expenditures	13,817	9,800
Accrued payroll costs	30,830	26,847
Accrued expenses	33,617	29,616
Income taxes payable	16,449	4,702
Other current liabilities	41,477	33,892
Current portion of long-term debt	107,210	85,556
Total current liabilities	535,983	435,128
Long-term liabilities:
Long-term debt	184,402	191,760
Accrued retirement and pension costs	41,882	35,285
Other long-term liabilities	18,188	13,318
Total long-term liabilities	244,472	240,363
Commitments and contingencies
Equity:
Common stock, authorized 1,874,700,000 shares in 2012 and 2011 issued 1,285,919,180 shares in 2012 and 2011	84,070	84,070
Capital surplus	88,834	89,140
Legal reserve	19,539	19,539
Retained earnings	560,710	516,858
Accumulated other comprehensive loss	(80,542)	(65,381)
Treasury stock (29,935,508 shares and 14,206,633 shares in 2012 and 2011, respectively), at cost	(19,328)	(9,341)
Total Kubota Corporation shareholders' equity	653,283	634,885
Noncontrolling interests	53,931	46,476
Total equity	707,214	681,361
Total	¥ 1,487,669	¥ 1,356,852